UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	August 7, 2003


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	289,650



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
A.S.V. INC.                     COM   001963107       804     55313 SH         SOLE          SOLE
ABBOTT LABORATORIES, INC.       COM   002824100       235      5370 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       327      9150 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     42558       587 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      6301      2593 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     22928    530129 SH         SOLE          SOLE
BLYTH, INC.		        COM   09643P108       326     12000 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      2723    154300 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6393    137752 SH         SOLE          SOLE
COINSTAR, INC.                  COM   19259P300       189     10000 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     17669    609470 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       232      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     12454    340270 SH         SOLE          SOLE
CRAWFORD & CO CLASS A           COM   224633206        50     10291 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     26299    423970 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       661     31125 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       456     15900 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     15974    482300 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     12618    746640 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       354      8950 SH         SOLE          SOLE
IPAYMENT INC.                   COM   46262E105      3089    129556 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105     13671   1182578 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     31259    122107 SH         SOLE          SOLE
MCGRAW-HILL, INC.               COM   580645109      9801    158075 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104       775     31500 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       411     12500 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     20198    767675 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      4846    125850 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      5781    341070 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       208      6667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     27355    308325 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107       108     10129 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       340      6400 SH         SOLE          SOLE
VALASSIS COMMUNICATIONS, INC.   COM   918866104       360     14000 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       345      8640 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       366       500 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1186      3800 SH         SOLE          SOLE
                                                   289650